UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

THIS FILING RELATES TO SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 13, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON
MAY 14, 2001 OR NOVEMBER 14, 2001.

Report for the Calendar Year or Quarter Ended:	SEPTEMBER 30, 2000

Check here if Amendment [  X ]; Amendment Number: __1__
	This Amendment (Check only one.): 	[   ] is a restatement.
		[  X  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Travelers Property Casualty Corp.
                (f/k/a The Travelers Insurance Group Inc.)
Address:	One Tower Square
		Hartford, Connecticut 06183

Form 13F File Number:	28-4152

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Paul H. Eddy
Title:		Assistant Secretary
Phone:		(860) 277-3536

Signature, Place, and Date of Signing:


/s/ Paul H. Eddy         Hartford, Connecticut 		March 31, 2004

Report Type (Check only one.):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.